Activity in the SBA servicing rights (Detail) (Commercial Loan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Commercial Loan [Member]
Servicing Asset at Amortized Value, Balance [Roll Forward]
Servicing Asset at Amortized Value, Additions	$ 0	$ 0
Servicing Asset at Amortized Value, Amortization	(610)	(1,061)
Servicing Asset at Amortized Value, Period Increase (Decrease)	1,087	1,697
Servicing Asset at Amortized Value, Valuation Allowance	0	0
Servicing Asset at Amortized Value, Fair Value	$ 3,336	$ 4,274